Other financial liabilities	12 Months Ended
Mar. 31, 2023
Other financial liabilities - current [Member]
Statement [line items]
Other financial liabilities
23.	Other financial liabilities – current
Other current financial liabilities consist of the following:

	As at March 31,
	2023		2023		2022
			(In millions)
Liability towards vehicles sold under repurchase arrangements	US$	367.8	Rs.	30,220.1	Rs.	26,581.4
Interest accrued but not due		204.0		16,764.9		17,468.0
Lease liabilities (Refer note 14)		107.7		8,844.8		8,095.4
Derivative financial instruments		533.3		43,822.3		44,434.2
Others		95.9		7,876.5		5,970.4

Total	US$	1,308.6	Rs.	107,528.6	Rs.	102,549.4

Other financial liabilities - non-current [Member]
Statement [line items]
Other financial liabilities
24.	Other financial liabilities – non-current
Other financial liabilities
non-current
consist of the following:

	As at March 31,
	2023		2023		2022
			(In millions)
Lease liabilities (Refer note 14)	US$	921.1	Rs.	75,684.9	Rs.	59,624.4
Derivative financial instruments		655.2		53,841.0		34,155.4
Liability towards employee separation scheme		10.8		890.1		1,095.0
Compulsorily convertible preference shares - liability portion		304.2		25,000.0		12,500.0
Others		42.6		3,500.0		5,593.8

Total	US$	1,934.0	Rs.	158,916.0	Rs.	112,968.6